CONVERTIBLE DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Debt
SUMMARY OF CONVERTIBLE NOTES PAYABLE

	June 30, 2026	December 31, 2025
April 24, 2026, principal of $15,615,385 and accrued interest of $171,983, net of unamortized OID interest of $4,462,150, and unamortized debt discount of $2,572,765 as of June 30, 2026	$8,752,453	$—
December 2, 2025, principal of $45,400 and accrued PIK interest of $2,612 and $361, net of unamortized OID interest of $3,327 and $5,114 and unamortized debt discount of $5,095 and $7,832 as of June 30, 2026 and December 31, 2025, respectively	39,590	32,815
August 8, 2025, principal of $227,000, and accrued PIK interest of $20,275 and $9,018, net of unamortized OID interest of $10,967 and $19,868 and unamortized debt discount of $26,357 and $47,750 as of June 30, 2026 and December 31, 2025, respectively	209,951	168,400
May 8, 2025, principal of $340,500 and accrued PIK interest of $38,994 and $22,109, net of unamortized OID interest of $9,664 and $23,016 and unamortized debt discount of $23,281 and $55,447 as of June 30, 2026 and December 31, 2025, respectively	346,549	284,146
Total of convertible notes payable	9,348,543	485,361
Convertible notes payable, net of debt discount - current portion	(9,348,543)	(284,146)
Convertible notes payable, net of debt discount - long-term portion	$—	$201,215

	December 31, 2025	December 31, 2024 (as restated)
December 2, 2025, principal of $45,400 and accrued PIK interest of $361, net of unamortized OID interest of $5,114 and unamortized debt discount of $7,832 as of December 31, 2025	$32,815	$—
August 8, 2025, principal of $227,000, and accrued PIK interest of $9,018, net of unamortized OID interest of $19,868 and unamortized debt discount of $47,750	168,400	—
May 8, 2025, principal of $340,500 and accrued PIK interest of $22,109, net of unamortized OID interest of $23,016 and unamortized debt discount of $55,447	284,146	—
December 16, 2024, principal of $227,000 and accrued PIK interest of $925, net of unamortized OID interest of $26,273 and of unamortized debt discount of $126,444	—	139,788
November 26, 2024, principal of $1,135,000 and accrued PIK interest of $9,931, net of unamortized OID interest of $126,346 and unamortized debt discount of $612,124	—	717,922
October 15, 2024, principal of $908,000, and accrued PIK interest of $17,479, net of unamortized OID interest of $92,797 and unamortized debt discount of $445,563	—	613,726
Total of convertible notes payable	485,361	1,471,436
Convertible notes payable, net of debt discount – current portion	(284,146)	—
Convertible notes payable, net of debt discount – long-term portion	$201,215	$1,471,436